Consolidated Balance Sheets - USD ($)		Dec. 31, 2022		Dec. 31, 2021
Current Assets
Cash		$ 5,032,890	[1]	$ 3,035,321
Accounts receivable		18,446,176		18,043,235
Derivative assets				291,860
Prepayments and other current assets		253,779		3,834,585
Due from related parties				1,509,988
Total current assets		23,732,845		26,714,989
Property, plant and equipment, net		394,090		122,326
Right-of-use lease assets, net		341,625		155,323
Deferred offering costs		1,128,453	[2]
Total assets		25,597,013		26,992,638
Current liabilities
Accounts payable		12,652,514		18,297,191
Taxes payable		244,096		98,417
Accrued expenses and other current liabilities		125,701	[3]	47,459
Derivative liabilities		109,346
Short-term lease liabilities		124,095		72,730
Total current liabilities		13,255,752		18,515,797
Long-term lease liabilities		229,076		49,656
Total liabilities		13,484,828		18,565,453
Commitment and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 per value, 500,000,000 shares authorized, 21,250,000 shares issued and outstanding as of December 31, 2022 and 2021	[4]	2,125		2,125
Additional paid-in capital		488,198	[5]	488,198
Retained earnings		11,621,862		7,936,862
Total shareholders’ equity		12,112,185		8,427,185
Total liabilities and shareholders’ equity		$ 25,597,013		$ 26,992,638

[1]	Pro forma cash reflects $15,000,000 offering proceeds.
[2]	Pro forma deferred offering costs reflect charged against the gross proceeds of the offering.
[3]	Pro forma accrued expenses and other current liabilities reflect $1,200,000 of underwriting discount and additional offering expenses of $623,247.
[4]	Gives retroactive effect to reflect the reorganization in August 2022.
[5]	Pro forma additional paid in capital reflect the net proceeds the Company expects to receive, after deducting underwriting fee, underwriters’ expense allowance and other expenses. The Company expects to receive net proceeds of $12,048,300 ($15,000,000 offering gross proceeds, less underwriting discounts of $1,200,000, and estimated offering expenses of $1,751,700).